Share Capital (Tables)	9 Months Ended
Jan. 31, 2026
Disclosure of classes of share capital [abstract]
Summary of Stock Option Awards

The following table summarizes stock option awards during the nine months ended January 31, 2026 and the year ended April 30, 2025, including the grant date fair value determined using the Black-Scholes option pricing model:

				Black-Scholes Option Pricing Model Inputs
Grant date	Stock options granted	Exercisable price/option $	Awarded to	Share price on grant date $	Dividend yield	Expected volatility	Risk-free rate	Expected life	Fair value
8/3/2024	799,767	0.86	Officers and employees	0.86	0%	77%	3.68%	10 years	$0.7 million

(1)
Vesting conditions are as follows: one-fourth one year from hire date; one thirty-sixth each month after hire date.
(2)
Priced in U.S. dollars

Summary of Changes in Stock Option

The changes in the stock options for the nine months ended January 31, 2026 and the year ended April 30, 2025 are as follows:

	Number of options #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024 (outstanding)	1,521,367	5.90	4.28
Granted	799,767	1.20	—
Expired	(159,021)	3.80	—
Forfeited	(234,188)	1.10	—
Balance, April 30, 2025 (outstanding)	1,927,925	5.69	4.45
Granted	—	—	—
Expired	(451,208)	10.90	—
Forfeited	—	—	—
Balance, January 31, 2026 (outstanding)	1,476,717	3.97	4.62
Unvested	(424,194)	1.23	8.33
Exercisable, January 31, 2026	1,052,523	5.07	3.12

Summary of Options Outstanding

Details of the options outstanding as of January 31, 2026 are as follows:

Expiry Date	Exercise price $	Remaining life (year)	Options outstanding	Unvested	Vested
January 7, 2027	7.94	0.93	223,000	-	223,000
January 13, 2027	8.30	0.95	16,000	-	16,000
May 15, 2027	5.79	1.28	64,000	-	64,000
February 19, 2027(1)	5.60	1.05	7,265	-	7,265
February 19, 2028(1)	5.60	2.05	471,452	-	471,452
January 19, 2029(2)	2.02	2.97	60,000	11,111	48,889
January 4, 2033(3)	2.01	6.93	8,000	2,167	5,833
May 8, 2033(3)	2.01	7.27	4,000	1,417	2,583
June 11, 2033(3)	2.01	7.36	8,000	3,000	5,000
August 8, 2033(3)	2.01	7.52	4,000	1,667	2,333
November 13, 2033(3)	2.01	7.79	8,000	3,833	4,167
February 19, 2034(3)	2.01	8.06	8,000	4,333	3,667
August 2, 2034(4)	1.18	8.51	595,000	396,667	198,333
	3.97	4.62	1,476,717	424,194	1,052,523

(1)
Exercise price of US $4.10. The figure in the table above is translated at the January 31, 2026 rate.
(2)
Exercise price of US $1.48. The figure in the table above is translated at the January 31, 2026 rate.
(3)
Exercise price of US $1.47. The figure in the table above is translated at the January 31, 2026 rate.
(4)
Exercise price of US $0.86. The figure in the table above is translated at the January 31, 2026 rate.

Summary of Changes in Finder's Warrants	Details of the finder’s warrants outstanding as of January 31, 2026 are as follows:

	Number of warrants #	Weighted average exercise price $	Weighted average life remaining (years)
Balance, April 30, 2024	130,111	0.00	0.00
Issued	56,650	—	—
Balance, April 30, 2025	186,761	16.44	2.62
Balance, January 31, 2026	186,761	16.42	0.87

Details of Finder's Warrants Outstanding

Details of the finder's warrants outstanding as at January 31, 2026.

Expiry Date	Exercise price $	Remaining life (year)	Warrants outstanding
February 3, 2026(1)	22.97	0.01	130,111
December 8, 2028(2)	1.37	2.85	56,650

(1)
Exercise price of US $16.81. The figure in the table above is translated at the January 31, 2026 rate.
(2)
Exercise price of US $1.00. The figure in the table above is translated at the January 31, 2026 rate.

Summarizes Activity Related to RSUs

The following table summarizes the activity related to the Company's RSUs for the year ended April 30, 2025. For purposes of this table, vested RSUs represent the shares for which the service condition had been fulfilled as of January 31, 2026:

	Number of Restricted Stock Units #	Weighted average grant date fair value $
Balance, April 30, 2024	—	—
Granted	46,000	0.42
Balance, April 30, 2025	46,000	0.42
Granted	1,287,335	2.54
Exercised	(23,779)	0.70
Forfeited	(18,528)	0.40
Balance, January 31, 2026 (outstanding)	1,291,028	2.52
Unvested	(1,279,528)	2.54
Vested and outstanding, January 31, 2026	11,500	0.55

During the nine months ended January 31, 2026 and 2025, in the $0.5 million and $0.4 million of share-based expense, $0.3 and nil derived from RSUs, respectively.